Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 747	$ 1,509	$ 554
Prepaid R&D services- related party (see Note 8 and Note 13)	649	881	380
Prepaid R&D services	387	166
Prepaid expenses and other current assets	1,155	1,823	1,781
Total current assets	2,938	4,379	2,715
Equity method investments	122,846
Operating lease right-of-use assets, net	64	142	263
Equipment and clinical assets, net	158	269	40
Prepaid expenses and other long-term assets	702	860	1,175
Total assets	126,708	5,650	4,193
Current liabilities
Accounts payable	3,725	1,913	1,428
Investment payable	8,000
Accrued expenses and other current liabilities	802	538	1,963
Accrued litigation liability	9,642	9,594
Operating lease liability, current portion	45	115	119
Convertible promissory note payable			800
Total current liabilities	23,351	12,820	10,741
Operating lease liability, non-current portion			107
Derivative warrant liability	264		138
Total liabilities	23,615	12,820	10,986
Commitments and contingencies (see Note 15)
Stockholders’ equity (deficit)
Common stock, par value $0.0001; 250,000,000 shares authorized at June 30, 2026 and December 31, 2025, 631,080 shares and 9,214 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively
Preferred stock, par value $0.0001; 1,000,000 shares authorized at June 30, 2026 and December 31, 2025; nil shares issued and outstanding at June 30, 2026 and December 31, 2025
Additional paid-in capital	179,964	61,171	21,894
Accumulated deficit	(77,029)	(68,325)	(29,101)
Accumulated other comprehensive income (loss)	158	(16)	414
Total stockholders’ equity (deficit)	103,093	(7,170)	(6,793)
Total liabilities and stockholders’ equity (deficit)	126,708	5,650	4,193
Nonrelated Party [Member]
Current liabilities
Convertible promissory notes payable at fair value	1,137	660	2,985
Notes payable			150
Related Party [Member]
Current liabilities
Convertible promissory notes payable at fair value			2,871
Notes payable			$ 425